Income Taxes	12 Months Ended
Mar. 31, 2020
Major components of tax expense (income) [abstract]
Income Taxes

20. Income Taxes

Income tax expense is recognized based on management's best estimate of weighted average annual income tax rate for the full financial year applied to the pre-tax income of the reporting period. The Company's effective tax rate for the years ended March 31, 2020, March 31, 2019 and March 31, 2018 was 27.00%, 27.00% and 26.25% respectively.

The difference between tax expenses for the years and the expected income taxes based on the statutory rate are as follows:

	For the year ended
	March 31, 2020	March 31, 2019	March 31, 2018
Combined statutory tax rate	27.00%	27.00%	26.25%
Expected income tax expense (recovery)	$(1,389,411)	$(1,226,922)	$(888,337)
Items not deductible for tax purposes	378,391	124,866	193,900
Difference in tax rate in other jurisdictions	(68,861)	(63,785)	(124,699)
Effect of change in tax rates	(31)	180,534	(52,391)
Expiry of loss carryforwards	40,079	57,656	—
Unrecognized (recognized) loss carryforwards	1,039,833	927,651	261,527
Deferred income tax expense (recovery)	$—	$—	$(610,000)

The nature and effect of the temporary differences giving rise to the deferred income tax assets as of March 31, 2020 and March 31, 2019 are summarized below:

	As at
Deferred income tax assets	March 31, 2020	March 31, 2019
Non-capital loss carry-forwards	$4,563,405	$3,733,613
Investment in subsidiary	88,653	94,196
Accounts, finance lease, and promissory note receivables	(180,759)	(82,399)
Capital assets	536,535	431,695
Resource properties	—	39,932
Right of use assets and lease liabilities	17,585	11,551
Warranty provision	200,496	98,279
Convertible debentures	(255,418)	(424,348)
Other carryforward balances	(7,150)	(3,205)
Share issue costs	112,060	23,617
Unrecognized deferred tax assets	(5,075,407)	(3,922,931)
Net deferred income tax asset (liability)	$—	$—

As at March 31, 2020 and March 31, 2019 the Company has approximately $7,666,000 and $7,043,000 respectively, of non-capital losses carry forwards available to reduce Canadian taxable income for future years. As at March 31, 2020 and March 31, 2019 the Company has approximately $8,467,000 and $6,139,000, respectively, of net operating losses carry forwards available to reduce future taxable income in the United States.  The losses in Canada and United States expire between 2030 and 2040 if unused.  The potential benefits of these carry-forward non-capital losses has not been recognized in these consolidated financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.